Investments (Tables)	9 Months Ended
Sep. 30, 2022
Equity Method Investments and Joint Ventures [Abstract]
Investments
The Company’s investments consisted of the following (in thousands):

	As of
Category	September 30, 2022	December 31, 2021 as Restated
Investments:
Equity Method Investment in LanzaJet	$11,047	$12,433
Equity Security Investment in SGLT	$14,990	$12,319
Total Investment	$26,037	$24,752